Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash received from operations	€ 46,415	€ 51,353	€ 57,699
Cash paid from operations	(34,379)	(36,477)	(41,224)
Net payments of interest and other financial expenses net of dividends received	(1,309)	(1,171)	(1,725)
Taxes (paid)/proceeds	(459)	(509)	272
Net cash flow provided by operating activities	10,268	13,196	15,022
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(6,164)	(7,020)	(7,659)
Proceeds on disposals of companies, net of cash and cash equivalents disposed	13,369	81	1,723
Payments on investments in companies, net of cash and cash equivalents acquired	(414)	(79)	(12)
Proceeds on financial investments not included under cash equivalents	2,163	2,308	1,835
Payments on financial investments not included under cash equivalents	(1,474)	(3,297)	(1,132)
(Payments)/proceeds on placements of cash surpluses not included under cash equivalents	(1,584)	217	(396)
Net cash flow used in investing activities	5,896	(7,790)	(5,641)
Dividends paid	(3,630)	(1,296)	(2,742)
Proceeds from share capital increase	0	323	0
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(604)	(223)	(504)
Operations with other equity holders	(354)	(1,020)	390
Proceeds on issue of debentures and bonds and other debts	561	4,011	4,186
Proceeds on loans, borrowings and promissory notes	3,085	4,516	1,702
Repayments of debentures and bonds and other debts	(5,847)	(6,728)	(3,653)
Repayments of loans, borrowings and promissory notes	(4,146)	(2,852)	(6,356)
Lease principal payments	(1,782)	(1,787)	(1,518)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(273)	(382)	(526)
Net cash used in financing activities	(12,990)	(5,438)	(9,021)
Effect of changes in exchange rates	(179)	(402)	7
Cash reclassified to assets held for sale	(7)	(4)	(14)
Effect of changes in consolidation methods and others	(12)	0	(3)
Net increase (decrease) in cash and cash equivalents during the year	2,976	(438)	350
RECONCILIATION OF CASH AND CASH EQUIVALENTS WITH THE STATEMENTS OF FINANCIAL POSITION
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	5,604	6,042	5,692
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	8,580	5,604	6,042
CASH AND CASH EQUIVALENTS TOTAL	8,580	5,604	6,042
Cash on hand and at banks	7,353	4,600	5,209
Other cash equivalents	€ 1,227	€ 1,004	€ 833